Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jun. 21, 2017
Document Effective Date	Jun. 21, 2017
Prospectus Date	Jun. 21, 2017